UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2013

Date of reporting period:	5/31/2013

Item 1. Schedule of Investments

Prudential High Yield Fund

Schedule of Investments

as of May 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.5%
ASSET-BACKED SECURITIES — 0.3%
Non-Residential Mortgage-Backed Securities
Baker Street CLO II Ltd., (Cayman Islands), Series 2006-1A, Class E, 144A	Ba3	4.227	%(a)	10/15/19	$ 2,851	$ 2,740,483
Bridgeport CLO Ltd., (Cayman Islands), Series 2007-2A, Class D, 144A(b)	Ba3	4.530	%(a)	06/18/21	2,261	2,104,795
Landmark IV CDO Ltd., (Cayman Islands), Series 2004-1A, Class B2L(b)	Ba1	6.430	%(a)	12/15/16	3,259	3,273,614
Liberty Square CDO Ltd. (Cayman Islands), Series 2001-2A, Class D, 144A(b)(c)	C	7.013	%(a)	06/18/13	3,139	31,394

TOTAL ASSET-BACKED SECURITIES (cost $9,025,884)						8,150,286

BANK LOANS(a) — 3.0%
Automotive — 0.1%
Chrysler Group LLC,Tranche Term Loan B	Ba1	6.000%		05/24/17	4,372	4,422,798

Cable — 0.1%
WideOpenWest Holdings LLC,Term Loan B	B1	4.750%		07/17/18	3,382	3,413,269

Capital Goods — 0.2%
CPM Acquisition Corp., Second Lien Term Loan	Caa1	10.250%		03/01/18	7,250	7,268,125

Chemicals — 0.1%
Arysta LifeScience SPC LLC, 2nd Lien	Caa1	8.250%		12/31/20	1,600	1,617,000

Consumer — 0.1%
West Corp.,Term Loan B-8	Ba3	4.250%		06/30/18	2,284	2,299,199

Energy - Other — 0.2%
Shelf Drilling Holdings Ltd.,Term Loan (original cost $4,887,750; purchased 10/10/12)(b)(d)	Ba1	6.250%		05/31/18	4,988	5,037,375

Gaming — 0.3%
Caesars Entertainment Operating Co.,Tranche Term Loan B-4	B3	9.500%		10/31/16	5,500	5,511,457
CCM Merger, Inc.,Term Loan	B2	5.500%		03/01/17	3,581	3,609,498

						9,120,955

Healthcare & Pharmaceutical
Alliance HealthCare Services, Inc., Initial Term Loan	Ba3	7.250%		06/01/16	1,048	1,049,246

Media & Entertainment — 0.2%
Clear Channel Communcations, Inc.,Term Loan	Caa1	3.844%		01/29/16	5,000	4,608,335

Metals — 0.5%
FMG Resources (August 2006) Pty Ltd.,Term Loan	Ba1	5.250%		10/18/17	14,925	14,989,267

Technology — 1.2%
Alcatel-Lucent (USA), Inc., U.S. Term Loan	B1	7.250%		01/30/19	3,990	4,031,564
First Data Corp., Extended 2018 Dollar Term Loan	B1	4.195%		03/26/18	9,612	9,564,283
Freescale Semiconductor, Inc.,Tranche Term Loan B-4	B1	5.000%		02/28/20	12,940	13,001,465
Kronos, Inc., Second Lien Term Loan	Ba3	9.750%		04/30/20	5,000	5,237,500
RP Crown Parent LLC, Second Lien Term Loan	Caa1	11.250%		12/23/19	4,500	4,751,249

						36,586,061

TOTAL BANK LOANS (cost $87,945,145)						90,411,630

CORPORATE BONDS — 93.9%
Aerospace & Defense — 1.1%
Alliant Techsystems, Inc., Gtd. Notes(e)	Ba3	6.875%		09/15/20	1,800	1,953,000

Bombardier, Inc. (Canada), Sr. Notes, 144A	Ba2	6.125%		01/15/23	2,225	2,325,125
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(e)	Ba2	5.750%		03/15/22	3,075	3,198,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	7.500%		03/15/18	2,000	2,290,000
Esterline Technologies Corp., Gtd. Notes	Ba2	7.000%		08/01/20	4,250	4,653,750
Moog, Inc., Sr. Sub. Notes	Ba3	7.250%		06/15/18	2,850	2,949,750
Sequa Corp., Gtd. Notes, 144A (original cost $7,449,219; purchased 12/10/12-05/10/13)(b)(d)	Caa1	7.000%		12/15/17	7,400	7,400,000
TransDigm, Inc., Gtd. Notes(e)	B3	7.750%		12/15/18	6,925	7,556,906

						32,326,531

Automotive — 3.5%
American Axle & Manufacturing, Inc., Gtd. Notes(e)	B2	6.250%		03/15/21	3,025	3,149,781
American Axle & Manufacturing, Inc., Gtd. Notes(e)	B2	6.625%		10/15/22	5,475	5,892,469
Chrysler Group LLC, Sec’d. Notes(e)	B1	8.000%		06/15/19	1,375	1,522,813
Chrysler Group LLC, Sec’d. Notes(e)	B1	8.250%		06/15/21	8,600	9,718,000
Continental Rubber of America Corp., Sr. Sec’d. Notes, 144A	Ba2	4.500%		09/15/19	9,375	9,726,562
Dana Holding Corp., Sr. Unsec’d. Notes(e)	B2	6.500%		02/15/19	4,325	4,606,125
Dana Holding Corp., Sr. Unsec’d. Notes(e)	B2	6.750%		02/15/21	10,085	10,841,375
Delphi Corp., Gtd. Notes(e)	Ba1	5.000%		02/15/23	4,700	4,987,875
Delphi Corp., Gtd. Notes	Ba1	5.875%		05/15/19	725	773,938
Delphi Corp., Gtd. Notes(e)	Ba1	6.125%		05/15/21	9,150	10,099,312
General Motors Financial Co, Inc., Sr. Notes, 144A(e)	Ba3	4.250%		05/15/23	1,225	1,194,375
General Motors Financial Co, Inc., Sr. Unsec’d. Notes, 144A	Ba3	2.750%		05/15/16	3,800	3,794,300
General Motors Financial Co, Inc., Sr. Unsec’d. Notes, 144A	Ba3	3.250%		05/15/18	1,225	1,214,281
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	Ba3	5.625%		02/01/23	650	664,625
Lear Corp., Gtd. Notes, 144A(e)	Ba2	4.750%		01/15/23	1,775	1,748,375
Lear Corp., Gtd. Notes	Ba2	7.875%		03/15/18	4,428	4,737,960
Lear Corp., Gtd. Notes	Ba2	8.125%		03/15/20	8,480	9,412,800
LKQ Corp., Gtd. Notes, 144A	Ba3	4.750%		05/15/23	1,185	1,182,038
Meritor, Inc., Gtd. Notes	B3	6.750%		06/15/21	4,050	3,999,375
Schaeffler Finance BV (Netherlands), Sr. Sec’d. Notes, 144A(e)	Ba3	4.750%		05/15/21	4,250	4,175,625
TRW Automotive, Inc., Gtd. Notes, 144A(e)	Ba2	4.500%		03/01/21	6,175	6,344,812
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	7.250%		03/15/17	2,650	3,044,187
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	8.875%		12/01/17	1,425	1,521,188

						104,352,191

Banking — 0.7%
Ally Financial, Inc., Gtd. Notes	B1	5.500%		02/15/17	1,325	1,417,750
Ally Financial, Inc., Gtd. Notes(e)	B1	6.750%		12/01/14	2,035	2,177,450
Ally Financial, Inc., Gtd. Notes(e)	B1	8.000%		03/15/20	3,200	3,808,000
Ally Financial, Inc., Gtd. Notes	B1	8.300%		02/12/15	400	440,000
Bank of America Corp., Jr. Sub. Notes	B1	8.000	%(a)	12/29/49	3,785	4,314,900
Bank of America Corp., Jr. Sub. Notes(e)	B1	8.125	%(a)	12/29/49	6,245	7,134,913
Wachovia Bank NA, Sub. Notes, BKNT	A1	6.600%		01/15/38	375	479,936

						19,772,949

Brokerage — 0.4%
Blackstone Holdings Finance Co. LLC, Gtd. Notes, 144A	A(f)	4.750%		02/15/23	3,100	3,360,353
Jefferies Loancore LLC/JLC Finance Corp., Sr. Unsec’d. Notes, 144A	B2	6.875%		06/01/20	2,675	2,681,688
KKR Group Finance Co., Gtd. Notes, 144A(e)	A-(f)	6.375%		09/29/20	5,000	5,853,655

						11,895,696

Building Materials & Construction — 2.7%
Beazer Homes USA, Inc., Gtd. Notes, 144A(e)	Caa2	7.250%	02/01/23	1,425	1,508,719
Beazer Homes USA, Inc., Gtd. Notes(e)	Caa2	9.125%	06/15/18	4,000	4,320,000
Beazer Homes USA, Inc., Gtd. Notes(e)	Caa2	9.125%	05/15/19	5,500	6,015,625
Building Materials Corp. of America, Sr. Notes, 144A	Ba3	6.750%	05/01/21	2,000	2,165,000
Building Materials Corp. of America, Sr. Notes, 144A (original cost $2,977,500; purchased 09/27/10)(b)(d)	Ba3	6.875%	08/15/18	3,000	3,202,500
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $3,619,500; purchased 02/02/10-04/27/11)(b)(d)	Baa3	7.000%	02/15/20	3,525	3,771,750
Cemex Finance LLC, Sr. Sec’d. Notes, 144A(e)	B(f)	9.375%	10/12/22	6,650	7,448,000
D.R. Horton, Inc., Gtd. Notes	Ba2	4.750%	02/15/23	13,800	14,076,000
D.R. Horton, Inc., Gtd. Notes	Ba2	6.500%	04/15/16	100	111,000
HD Supply, Inc., Sr. Unsec’d. Notes, 144A(e)	Caa1	7.500%	07/15/20	6,060	6,423,600
K. Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A(e)	B3	7.250%	10/15/20	8,700	9,635,250
KB Home, Gtd. Notes	B2	7.500%	09/15/22	3,775	4,284,625
Masco Corp., Sr. Unsec’d. Notes(e)	Ba3	5.950%	03/15/22	1,475	1,644,418
Masco Corp., Sr. Unsec’d. Notes	Ba3	7.125%	08/15/13	2,845	2,873,450
Standard Pacific Corp., Gtd. Notes(e)	B3	8.375%	05/15/18	550	648,313
Standard Pacific Corp., Gtd. Notes(e)	B3	8.375%	01/15/21	400	480,000
Standard Pacific Corp., Gtd. Notes(e)	B3	10.750%	09/15/16	2,725	3,365,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750%	04/15/20	1,587	1,769,505
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(e)	B2	7.750%	04/15/20	5,118	5,706,570

					79,449,700

Cable — 3.8%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A	B3	8.000%	12/15/18	5,800	6,278,500
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	8,475	9,873,375
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.125%	02/15/23	3,850	3,773,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(e)	B1	5.750%	01/15/24	12,450	12,574,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(e)	B1	8.125%	04/30/20	725	810,188
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(e)	B1	5.750%	09/01/23	8,675	8,750,906
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp., Sr. Unsec’d. Notes, 144A(e)	B3	6.375%	09/15/20	6,250	6,531,250
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(e)	B3	5.125%	12/15/21	8,375	8,217,969
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(e)	B3	8.625%	11/15/17	2,052	2,189,484
CSC Holdings LLC, Sr. Unsec’d. Notes(e)	Ba3	6.750%	11/15/21	7,125	7,980,000
CSC Holdings LLC, Sr. Unsec’d. Notes(e)	Ba3	7.625%	07/15/18	875	1,028,125
DISH DBS Corp., Gtd. Notes	Ba3	5.000%	03/15/23	2,050	1,937,250
DISH DBS Corp., Gtd. Notes	Ba3	5.875%	07/15/22	3,075	3,082,687
DISH DBS Corp., Gtd. Notes	Ba3	6.750%	06/01/21	725	766,688
Lynx I Corp., Sr. Sec’d. Notes, 144A(e)	Ba3	5.375%	04/15/21	4,275	4,446,000
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, 144A(e)	B1	8.875%	12/01/18	4,775	5,037,625
ONO Finance II PLC (Ireland), Gtd. Notes, 144A	Caa1	10.875%	07/15/19	1,300	1,374,750
UPC Holding BV (Netherlands), Sec’d. Notes, 144A(e)	B2	9.875%	04/15/18	9,550	10,576,625

UPCB Finance V Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(e)	Ba3	7.250%		11/15/21	3,675	4,051,687
UPCB Finance VI Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(e)	Ba3	6.875%		01/15/22	4,625	4,995,000
Videotron Ltee (Canada), Gtd. Notes(e)	Ba2	5.000%		07/15/22	4,150	4,253,750
Videotron Ltee (Canada), Gtd. Notes(e)	Ba2	6.375%		12/15/15	2,050	2,075,625
WaveDivision Escrow LLC/WaveDivision Escrow Corp., Sr. Unsec’d. Notes, 144A	Caa1	8.125%		09/01/20	2,100	2,226,000

						112,830,984

Capital Goods — 6.5%
ADS Waste Holdings, Inc., Sr. Unsec’d. Notes, 144A(e)	Caa1	8.250%		10/01/20	5,025	5,389,312
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	B2	7.875%		01/31/18	1,300	1,399,125
Amsted Industries, Inc., Sr. Notes, 144A (original cost $2,928,760; purchased 03/12/10)(b)(d)	Ba3	8.125%		03/15/18	2,950	3,163,875
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	6.500%		07/15/22	6,100	6,588,000
Avis Budget Car Rental LLC, Gtd. Notes	B2	2.775	%(a)	05/15/14	310	310,003
Avis Budget Car Rental LLC, Gtd. Notes	B2	9.750%		03/15/20	3,075	3,590,063
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(e)	B2	8.250%		01/15/19	2,575	2,803,531
Belden, Inc., Gtd. Notes, 144A	Ba2	5.500%		09/01/22	3,800	3,904,500
Case New Holland, Inc., Gtd. Notes(e)	Ba2	7.875%		12/01/17	3,675	4,318,125
CBRE Services, Inc., Gtd. Notes	Ba1	5.000%		03/15/23	7,575	7,556,062
Clean Harbors, Inc., Gtd. Notes	Ba2	5.250%		08/01/20	6,375	6,645,937
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $4,330,000; purchased 04/08/13)(b)(d)	B2	8.750%		12/15/19	4,000	4,350,000
Columbus McKinnon Corp., Gtd. Notes	B1	7.875%		02/01/19	3,410	3,665,750
Dycom Investments, Inc., Gtd. Notes	Ba3	7.125%		01/15/21	5,275	5,697,000
General Cable Corp., Gtd. Notes, 144A(e)	B1	5.750%		10/01/22	3,837	3,952,110
Griffon Corp., Gtd. Notes	B1	7.125%		04/01/18	8,375	9,003,125
H&E Equipment Services, Inc., Gtd. Notes, 144A	B3	7.000%		09/01/22	3,700	3,996,000
Hertz Corp. (The), Gtd. Notes(e)	B2	5.875%		10/15/20	1,275	1,345,125
Hertz Corp. (The), Gtd. Notes(e)	B2	6.250%		10/15/22	1,925	2,091,031
Hertz Corp. (The), Gtd. Notes(e)	B2	6.750%		04/15/19	3,740	4,062,575
Hertz Corp. (The), Gtd. Notes	B2	7.500%		10/15/18	2,625	2,854,688
Interline Brands, Inc., Gtd. Notes(e)	B2	7.500%		11/15/18	4,950	5,296,500
International Wire Group Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	8.500%		10/15/17	5,925	6,102,750
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	B3	8.375%		12/15/18	5,175	5,537,250
Laureate Education, Inc., Gtd. Notes, 144A	Caa1	9.250%		09/01/19	6,675	7,476,000
LBC Tank Terminals Holding Netherlands BV (Netherlands), Gtd. Notes, 144A	B3	6.875%		05/15/23	2,150	2,233,313
Legend Acquisition Sub, Inc., Sr. Notes, 144A (original cost $3,873,740; purchased 08/14/12)(b)(d)(e)	Caa2	10.750%		08/15/20	3,925	3,336,250
Manitowoc Co., Inc. (The), Gtd. Notes(e)	B3	5.875%		10/15/22	2,925	3,111,469
NES Rentals Holdings, Inc., Sr. Sec’d. Notes, 144A (original cost $1,675,000; purchased 04/12/13)(b)(d)	Caa2	7.875%		05/01/18	1,675	1,725,250
RBS Global, Inc./Rexnord LLC, Gtd. Notes(e)	B3	8.500%		05/01/18	9,550	10,337,875
Rexel SA (France), Gtd. Notes, 144A	Ba3	6.125%		12/15/19	3,100	3,270,500
RSC Equipment Rental, Inc., Sr. Unsec’d. Notes	B3	8.250%		02/01/21	5,271	5,837,632
RSC Equipment Rental, Inc., Sr. Unsec’d. Notes	B3	10.250%		11/15/19	2,050	2,357,500
SPX Corp., Gtd. Notes(e)	Ba2	6.875%		09/01/17	3,475	3,865,938
SPX Corp., Gtd. Notes	Ba2	7.625%		12/15/14	4,170	4,514,025
Terex Corp., Gtd. Notes(e)	B2	6.000%		05/15/21	7,625	8,063,437
Terex Corp., Gtd. Notes(e)	B2	6.500%		04/01/20	4,225	4,531,313
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	B1	9.000%		10/01/18	658	727,090

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg), Sr. Sec’d. Notes, 144A(e)	B1	8.750%	02/01/19	975	971,344
United Rentals North America, Inc., Gtd. Notes	B3	7.375%	05/15/20	2,400	2,634,000
United Rentals North America, Inc., Gtd. Notes	B3	7.625%	04/15/22	7,630	8,450,225
United Rentals North America, Inc., Gtd. Notes(e)	Caa1	8.375%	09/15/20	1,450	1,580,500
United Rentals North America, Inc., Gtd. Notes	B3	9.250%	12/15/19	1,450	1,633,063
WireCo WorldGroup, Inc., Gtd. Notes	B3	9.500%	05/15/17	12,075	12,527,812

					192,806,973

Chemicals — 4.5%
Ashland, Inc., Gtd. Notes, 144A	Ba1	4.750%	08/15/22	2,575	2,629,719
Ashland, Inc., Gtd. Notes, 144A(e)	Ba1	4.750%	08/15/22	2,350	2,399,938
Ashland, Inc., Sr. Unsec’d. Notes, 144A(e)	Ba1	3.875%	04/15/18	2,850	2,928,375
Axiall Corp., Gtd. Notes, 144A	Ba3	4.875%	05/15/23	2,100	2,110,500
Celanese US Holdings LLC, Gtd. Notes(e)	Ba2	4.625%	11/15/22	3,050	3,133,875
Eagle Spinco, Inc., Gtd. Notes, 144A(e)	Ba3	4.625%	02/15/21	2,675	2,695,063
Hexion U.S. Finance Corp., Sec’d. Notes(e)	Caa1	9.000%	11/15/20	11,525	11,726,687
Hexion U.S. Finance Corp., Sr. Sec’d. Notes, 144A(e)	B1	6.625%	04/15/20	5,750	5,980,000
Hexion U.S. Finance Corp., Sr. Sec’d. Notes(e)	B3	8.875%	02/01/18	850	887,188
Huntsman International LLC, Gtd. Notes(e)	B2	8.625%	03/15/20	1,675	1,850,875
INEOS Group Holdings SA (Luxembourg), Gtd. Notes, 144A (original cost $2,575,000; purchased 05/02/13)(b)(d)(e)	Caa1	6.125%	08/15/18	2,575	2,536,375
Kinove German Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A	B2	9.625%	06/15/18	3,370	3,749,125
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19	6,279	6,891,202
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa2	5.000%	04/15/19	3,025	3,414,420
MacDermid, Inc., Gtd. Notes, 144A (original cost $3,576,960; purchased 11/13/12-11/28/12)(b)(d)	Caa1	9.500%	04/15/17	3,425	3,544,875
Mosaic Global Holdings, Inc., Gtd. Notes	Baa1	7.300%	01/15/28	100	125,789
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.375%	11/01/16	5,690	6,052,738
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A	Ba3	6.375%	10/15/19	2,825	2,895,625
Orion Engineered Carbons Finance & Co. SCA (Luxembourg), Gtd. Notes, PIK, 144A	Caa1	9.250%	08/01/19	6,825	6,961,500
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes, 144A	B2	6.250%	04/01/20	5,925	5,969,438
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	B1	6.500%	04/15/21	6,450	6,530,625
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	Baa2	6.875%	09/15/20	3,950	4,486,710
Rockwood Specialties Group, Inc., Gtd. Notes(e)	Ba2	4.625%	10/15/20	2,325	2,371,500
Sawgrass Merger Sub, Inc., Sr. Sec’d. Notes, 144A(e)	B3	8.750%	12/15/20	6,700	7,068,500
Taminco Acquisition Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa2	9.125%	12/15/17	13,025	13,285,500
Taminco Global Chemical Corp., Sec’d. Notes, 144A	Caa1	9.750%	03/31/20	10,581	11,982,982
Tronox Finance LLC, Gtd. Notes, 144A(e)	B2	6.375%	08/15/20	5,630	5,531,475
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV, Gtd. Notes, 144A(e)	Caa1	7.375%	05/01/21	2,200	2,321,000

					132,061,599

Consumer — 1.7%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A	B1	6.875%	06/15/19	4,400	4,631,000

First Quality Finance Co, Inc., Sr. Unsec’d. Notes, 144A	B2	4.625%	05/15/21	3,125	3,046,875
Live Nation Entertainment, Inc., Gtd. Notes, 144A	B3	7.000%	09/01/20	2,275	2,465,531
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes	Ba3	7.375%	05/15/20	4,060	4,496,450
PVH Corp., Sr. Unsec’d. Notes	Ba3	4.500%	12/15/22	2,900	2,892,750
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.250%	01/15/18	2,700	2,848,500
Service Corp. International, Sr. Unsec’d. Notes	Ba3	4.500%	11/15/20	2,300	2,318,688

Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.000%	06/15/17	2,225	2,542,062
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.000%	05/15/19	8,775	9,477,000
SIWF Merger Sub, Inc./Springs Industries, Inc., Sr. Sec’d. Notes, 144A	B2	6.250%	06/01/21	1,150	1,144,250
Spectrum Brands Escrow Corp., Gtd. Notes, 144A(e)	B3	6.375%	11/15/20	3,225	3,462,844
Spectrum Brands Holdings, Inc., Sr. Sec’d. Notes(e)	Ba3	9.500%	06/15/18	1,500	1,659,375
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500%	04/15/19	5,525	5,939,375
Visant Corp., Gtd. Notes(e)	Caa2	10.000%	10/01/17	4,850	4,643,875

					51,568,575

Electric — 6.0%
AES Corp., Sr. Unsec’d. Notes(e)	Ba3	4.875%	05/15/23	7,375	7,245,937
AES Corp. (The), Sr. Unsec’d. Notes(e)	Ba3	7.375%	07/01/21	8,950	10,471,500
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%	10/15/17	3,750	4,396,875
AES Corp. (The), Sr. Unsec’d. Notes(e)	Ba3	8.000%	06/01/20	1,100	1,320,000
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250%	10/15/17	2,613	2,730,585
Calpine Corp., Sr. Sec’d. Notes, 144A(e)	B1	7.500%	02/15/21	13,424	14,565,040
Calpine Corp., Sr. Sec’d. Notes, 144A(e)	B1	7.875%	07/31/20	7,500	8,250,000
Calpine Corp., Sr. Sec’d. Notes, 144A(e)	B1	7.875%	01/15/23	3,975	4,372,500
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	6.375%	10/01/22	2,200	2,373,180
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250%	12/01/20	2,850	3,113,682
DPL, Inc., Sr. Unsec’d. Notes	Ba1	6.500%	10/15/16	2,400	2,586,000
DPL, Inc., Sr. Unsec’d. Notes(e)	Ba1	7.250%	10/15/21	5,000	5,400,000
Dynegy, Inc., Sr. Notes, 144A(e)	B3	5.875%	06/01/23	10,600	10,441,000
Energy Future Intermediate Holding Co. LLC, Sec’d. Notes, 144A(e)	B3	11.750%	03/01/22	31,700	36,098,375
Energy Future Intermediate Holding Co. LLC, Sec’d. Notes(e)	CCC-(f)	11.000%	10/01/21	5,000	5,525,000
Energy Future Intermediate Holding Co. LLC, Sr. Sec’d. Notes, 144A(e)	B-(f)	10.000%	12/01/20	1,212	1,374,105
GenOn Energy, Inc., Sr. Unsec’d. Notes(e)	B2	9.500%	10/15/18	2,500	2,918,750
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.250%	04/01/16	55	61,463
Mirant Americas Generation, Inc., Sr. Unsec’d. Notes(e)	B3	8.500%	10/01/21	1,000	1,155,000
Mirant Corp., Bonds, 144A(b)	NR	7.400%	07/15/49	2,675	2,675
Mirant Mid Atlantic LLC, Pass-through Certificates., Series B	Ba2	9.125%	06/30/17	8,720	9,798,840
NRG Energy, Inc., Gtd. Notes, 144A(e)	B1	6.625%	03/15/23	4,500	4,758,750
NRG Energy, Inc., Gtd. Notes(e)	B1	7.625%	01/15/18	14,325	16,151,437
NRG Energy, Inc., Gtd. Notes(e)	B1	7.625%	05/15/19	2,675	2,842,187
NRG Energy, Inc., Gtd. Notes(e)	B1	7.875%	05/15/21	4,100	4,571,500
NRG Energy, Inc., Gtd. Notes(e)	B1	8.250%	09/01/20	4,400	4,933,500
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-Through Certificates	B2	9.681%	07/02/26	6,275	6,839,750
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-Through Certificates., Series B(b)	B2	9.237%	07/02/17	2,643	2,907,727

					177,205,358

Energy - Other — 7.5%
Athlon Holdings LP/Athlon Finance Corp., Gtd. Notes, 144A	Caa1	7.375%	04/15/21	6,091	6,334,640
Bonanza Creek Energy, Inc., Gtd. Notes, 144A	B3	6.750%	04/15/21	2,050	2,142,250
Bristow Group, Inc., Gtd. Notes(e)	Ba3	6.250%	10/15/22	2,800	3,038,000
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	7.750%	05/15/17	699	718,223
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	9.500%	05/15/16	5,285	5,562,462
Continental Resources, Inc., Gtd. Notes, 144A	Ba2	4.500%	04/15/23	6,675	6,741,750
Continental Resources, Inc., Gtd. Notes	Ba2	5.000%	09/15/22	9,650	9,987,750
Denbury Resources, Inc., Gtd. Notes(e)	B1	4.625%	07/15/23	6,500	6,288,750

Denbury Resources, Inc., Gtd. Notes(e)	B1	6.375%	08/15/21	3,010	3,311,000
Denbury Resources, Inc., Gtd. Notes	B1	8.250%	02/15/20	1,851	2,073,120
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes(e)	B2	9.375%	05/01/20	4,140	4,693,725
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes(e)	Ba3	6.875%	05/01/19	1,725	1,863,000
Harvest Operations Corp. (Canada), Gtd. Notes(e)	Ba3	6.875%	10/01/17	9,635	10,815,287
Hercules Offshore, Inc., Gtd. Notes, 144A(e)	B3	10.250%	04/01/19	6,000	6,810,000
Hercules Offshore, Inc., Sr. Sec’d. Notes, 144A	Ba3	7.125%	04/01/17	1,875	2,015,625
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A	Ba3	7.625%	04/15/21	2,550	2,805,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A	Ba3	8.000%	02/15/20	1,500	1,657,500
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	5.875%	04/01/20	5,900	6,150,750
Linn Energy LLC, Gtd. Notes, 144A(e)	B2	6.250%	11/01/19	1,150	1,158,625
Linn Energy LLC, Gtd. Notes	B2	6.500%	05/15/19	3,200	3,256,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A(e)	B1	6.500%	03/15/21	5,525	5,718,375
Midstates Petroleum Co., Inc, Sr. Unsec’d. Notes, 144A	Caa1	9.250%	06/01/21	6,100	6,069,500
Newfield Exploration Co., Sr Sub.	Ba2	7.125%	05/15/18	3,500	3,605,000
Newfield Exploration Co., Sr. Unsec’d. Notes	Ba1	5.625%	07/01/24	6,300	6,615,000
Newfield Exploration Co., Sr. Unsec’d. Notes(e)	Ba1	5.750%	01/30/22	1,906	2,039,420
Offshore Group Investment Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	B3	7.125%	04/01/23	9,150	9,447,375
Parker Drilling Co., Gtd. Notes(e)	B1	9.125%	04/01/18	7,675	8,327,375
Petrohawk Energy Corp., Gtd. Notes(e)	Baa3	7.250%	08/15/18	1,750	1,944,688
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.875%	06/01/15	1,770	1,808,940
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(b)(c)	NR	6.750%	05/01/14	2,425	624,438
Plains Exploration & Production Co., Gtd. Notes(e)	B1	6.125%	06/15/19	5,500	6,036,250
Plains Exploration & Production Co., Gtd. Notes	B1	6.500%	11/15/20	1,325	1,467,438
Plains Exploration & Production Co., Gtd. Notes	B1	6.625%	05/01/21	1,000	1,105,000
Plains Exploration & Production Co., Gtd. Notes(e)	B1	6.750%	02/01/22	10,000	11,175,000
Plains Exploration & Production Co., Gtd. Notes(e)	B1	6.875%	02/15/23	4,600	5,203,750
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%	06/01/18	1,750	1,816,728
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%	04/01/20	4,800	5,412,000
Plains Exploration & Production Co., Gtd. Notes	B1	8.625%	10/15/19	1,500	1,691,250
Precision Drilling Corp. (Canada), Gtd. Notes(e)	Ba1	6.500%	12/15/21	1,875	2,010,937
Precision Drilling Corp. (Canada), Gtd. Notes(e)	Ba1	6.625%	11/15/20	2,000	2,140,000
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.250%	05/01/23	7,100	7,171,000
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.375%	10/01/22	1,300	1,332,500
Range Resources Corp., Gtd. Notes(e)	Ba3	5.750%	06/01/21	3,075	3,251,812
Range Resources Corp., Gtd. Notes	Ba3	6.750%	08/01/20	1,025	1,109,563
Range Resources Corp., Gtd. Notes	Ba3	8.000%	05/15/19	1,150	1,253,500
Samson Investment Co., Sr. Unsec’d. Notes, 144A(e)	B3	9.750%	02/15/20	9,625	10,034,062
Seitel, Inc., Gtd. Notes, 144A(e)	B3	9.500%	04/15/19	4,525	4,592,875
Western Refining, Inc., Gtd. Notes, 144A	B2	6.250%	04/01/21	5,475	5,666,625
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250%	01/15/17	2,925	3,107,812
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	6.000%	01/15/22	12,250	13,199,375

					222,401,045

Foods — 3.6%
ARAMARK Corp., Sr. Notes, 144A	B3	5.750%	03/15/20	2,300	2,380,500
B&G Foods, Inc., Gtd. Notes	B1	4.625%	06/01/21	4,200	4,189,500
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A(e)	B3	9.000%	12/15/17	579	635,453
Constellation Brands, Inc., Gtd. Notes(e)	Ba1	4.250%	05/01/23	2,675	2,628,188
Cott Beverages, Inc., Gtd. Notes	B3	8.125%	09/01/18	2,750	2,980,312
Darling International, Inc., Gtd. Notes	Ba2	8.500%	12/15/18	1,350	1,512,000
Dave & Buster’s, Inc., Gtd. Notes	B3	11.000%	06/01/18	1,525	1,711,813
Del Monte Corp., Gtd. Notes(e)	Caa1	7.625%	02/15/19	3,840	3,979,200
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875%	08/15/16	4,000	4,295,000

Hawk Acquisition Sub, Inc., Sec’d. Notes, 144A(e)	B1	4.250%	10/15/20	5,500	5,458,750
Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	B1	5.750%	06/15/23	5,725	5,739,312
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	8,350	8,767,500
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes (original cost $3,995,000; purchased 09/07/11-10/21/11)(b)(d)	Ba3	11.625%	05/01/14	3,600	3,870,000
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $4,740,815; purchased 05/20/11-11/16/11)(b)(d)(e)	Ba3	7.250%	06/01/21	4,900	5,243,000
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,095,790; purchased 01/25/12-03/13/12)(b)(d)(e)	Ba3	8.250%	02/01/20	3,125	3,429,687
Landry’s, Inc., Sr. Notes, 144A (original cost $16,401,904; purchased 04/19/12-05/29/13)(b)(d)	B3	9.375%	05/01/20	15,675	17,046,562
Michael Foods Group, Inc., Gtd. Notes	B3	9.750%	07/15/18	12,510	13,948,650
Smithfield Foods, Inc., Sr. Unsec’d. Notes(e)	B1	6.625%	08/15/22	7,150	8,133,125
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.375%	11/15/18	775	824,406
Stater Bros. Holdings, Inc., Gtd. Notes(e)	B2	7.750%	04/15/15	550	549,313
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes, 144A	B3	8.875%	12/15/17	3,075	3,382,500
Wok Acquisition Corp., Gtd. Notes, 144A(e)	Caa1	10.250%	06/30/20	5,315	5,952,800

					106,657,571

Gaming — 5.9%
Affinity Gaming LLC, Gtd. Notes, 144A	B3	9.000%	05/15/18	10,100	10,743,875
Boyd Gaming Corp., Gtd. Notes	B3	9.000%	07/01/20	8,400	9,072,000
Boyd Gaming Corp., Gtd. Notes(e)	B3	9.125%	12/01/18	10,350	11,229,750
Caesars Entertainment Operating Co., Inc., Sec’d. Notes(e)	Caa3	12.750%	04/15/18	7,475	5,232,500
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(e)	B3	11.250%	06/01/17	8,865	9,263,925
Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec’d. Notes, 144A	B2	9.000%	02/15/20	2,825	2,719,063
CCM Merger, Inc., Gtd. Notes, 144A (original cost $10,924,500; purchased 06/14/12-01/04/13)(b)(d)(e)	Caa2	9.125%	05/01/19	10,975	12,017,625
Harrah’s Operating Co., Inc., Sec’d. Notes(e)	CCC-(f)	10.000%	12/15/18	2,080	1,258,400
Isle of Capri Casinos, Inc., Gtd. Notes(e)	B2	7.750%	03/15/19	8,875	9,585,000
Isle of Capri Casinos, Inc., Gtd. Notes(e)	Caa1	8.875%	06/15/20	4,075	4,462,125
Marina District Finance Co., Inc., Sr. Sec’d. Notes(e)	B2	9.500%	10/15/15	4,185	4,383,787
Marina District Finance Co., Inc., Sr. Sec’d. Notes(e)	B2	9.875%	08/15/18	547	587,341
MCE Finance Ltd. (Cayman Islands), Gtd. Notes, 144A(e)	B1	5.000%	02/15/21	2,050	2,050,000
MGM Resorts International, Gtd. Notes, 144A	B3	6.750%	10/01/20	3,704	4,037,360
MGM Resorts International, Gtd. Notes(e)	B3	6.625%	12/15/21	13,250	14,359,687
MGM Resorts International, Gtd. Notes(e)	B3	7.625%	01/15/17	10,741	12,258,166
MGM Resorts International, Gtd. Notes(e)	B3	8.625%	02/01/19	3,500	4,138,750
MGM Resorts International, Gtd. Notes(e)	B3	10.000%	11/01/16	2,175	2,629,031
MTR Gaming Group, Inc., Sec’d. Notes, PIK	Caa1	11.500%	08/01/19	13,077	14,041,767
Pinnacle Entertainment, Inc., Gtd. Notes(e)	B3	7.750%	04/01/22	5,879	6,408,110
Pinnacle Entertainment, Inc., Gtd. Notes	B1	8.625%	08/01/17	4,215	4,409,944
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock Intern, Gtd. Notes, 144A	B2	5.875%	05/15/21	4,625	4,596,094
Seminole Indian Tribe of Florida, Sec’d. Notes, 144A	Baa3	7.750%	10/01/17	1,525	1,627,938
Station Casinos LLC, Gtd. Notes, 144A(e)	Caa1	7.500%	03/01/21	1,400	1,466,500
SugarHouse HSP Gaming LP, Sec’d. Notes, 144A	B2	8.625%	04/15/16	8,551	9,106,815
SugarHouse HSP Gaming LP, Sr. Sec’d. Notes, 144A	B3	6.375%	06/01/21	7,250	7,286,250
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $7,514,705; purchased 03/30/10-05/21/12)(b)(d)	B1	11.375%	07/15/16	6,898	7,329,125

					176,300,928

Healthcare & Pharmaceutical — 8.9%
Acadia Healthcare Co., Inc., Gtd. Notes, 144A(e)	B3	6.125%	03/15/21	4,425	4,613,063
Acadia Healthcare Co., Inc., Gtd. Notes	B3	12.875%	11/01/18	4,003	4,983,735
Accellent, Inc., Gtd. Notes	Caa2	10.000%	11/01/17	7,770	7,264,950
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375%	02/01/17	6,925	7,288,562
Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes	B3	8.000%	12/01/16	1,656	1,678,770
Apria Healthcare Group, Inc., Sec’d. Notes(e)	Caa1	12.375%	11/01/14	3,207	3,315,236
Biomet, Inc., Gtd. Notes, 144A	B3	6.500%	08/01/20	9,000	9,472,500
Capella Healthcare, Inc., Gtd. Notes(e)	B3	9.250%	07/01/17	15,325	16,416,906
CHS/Community Health Systems, Inc., Gtd. Notes(e)	B3	7.125%	07/15/20	6,600	7,243,500
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000%	11/15/19	16,125	17,737,500
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A(e)	Caa1	10.500%	12/15/18	14,125	16,173,125
DaVita, Inc., Gtd. Notes(e)	B2	5.750%	08/15/22	2,950	3,141,750
Elan Finance PLC/Elan Finance Corp. (Ireland), Sr. Unsec’d. Notes, 144A	Ba3	6.250%	06/15/21	2,050	2,060,250
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A	Ba2	5.625%	07/31/19	1,350	1,481,625
HCA Holdings, Inc., Sr. Unsec’d. Notes(e)	B3	6.250%	02/15/21	2,825	3,022,750
HCA, Inc., Gtd. Notes(e)	B3	5.875%	05/01/23	5,075	5,366,812
HCA, Inc., Gtd. Notes(e)	B3	7.500%	02/15/22	3,975	4,630,875
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18	14,714	17,325,735
HCA, Inc., Sr. Sec’d. Notes	Ba3	4.750%	05/01/23	1,400	1,396,500
HCA, Inc., Sr. Sec’d. Notes(e)	Ba3	5.875%	03/15/22	1,800	1,975,500
HCA, Inc., Sr. Sec’d. Notes	Ba3	7.250%	09/15/20	1,125	1,237,500
HCA, Inc., Sr. Sec’d. Notes	Ba3	7.875%	02/15/20	2,500	2,725,000
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	13,035	13,882,275
HCA, Inc., Sr. Unsec’d. Notes	B3	7.190%	11/15/15	3,537	3,908,385
HCA, Inc., Sr. Unsec’d. Notes	B3	7.500%	11/15/95	2,700	2,551,500
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	10,900	11,935,500
HealthSouth Corp., Gtd. Notes	B1	7.250%	10/01/18	7,507	8,098,176
HealthSouth Corp., Gtd. Notes	B1	7.750%	09/15/22	1,431	1,581,255
Kindred Healthcare, Inc., Gtd. Notes(e)	B3	8.250%	06/01/19	8,075	8,438,375
Mallinckrodt International Finance SA (Luxembourg), Gtd. Notes, 144A	Ba2	4.750%	04/15/23	5,225	5,298,667
MedAssets, Inc., Gtd. Notes	B3	8.000%	11/15/18	5,850	6,405,750
ResCare, Inc., Gtd. Notes	B-(f)	10.750%	01/15/19	4,550	5,141,500
Select Medical Corp., Sr. Unsec’d. Notes, 144A	B3	6.375%	06/01/21	4,425	4,405,641
STHI Holding Corp., Sec’d. Notes, 144A	B2	8.000%	03/15/18	150	163,500
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $5,784,453; purchased 06/21/07-01/18-11)(b)(d)	Caa1	10.000%	07/15/17	6,575	6,838,000
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(e)	Ba3	4.375%	10/01/21	4,425	4,292,250
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(e)	Ba3	4.500%	04/01/21	5,400	5,305,500
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(e)	Ba3	4.750%	06/01/20	5,650	5,692,375
Tenet Healthcare Corp., Sr. Sec’d. Notes(e)	Ba3	6.250%	11/01/18	4,900	5,426,750
Valeant Pharmaceuticals International, Gtd. Notes, 144A(e)	B1	6.750%	10/01/17	1,385	1,478,488
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.875%	12/01/18	11,600	12,383,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A(e)	B1	7.000%	10/01/20	1,725	1,858,688
VPI Escrow Corp., Gtd. Notes, 144A(e)	B1	6.375%	10/15/20	1,625	1,706,250
Warner Chilcott Co. LLC/Warner Chilcott LLC (Puerto Rico), Gtd. Notes(e)	B3	7.750%	09/15/18	5,744	6,336,350

					263,680,319

Lodging — 0.1%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	Ba1	7.250%	03/15/18	3,025	3,463,625

Media & Entertainment — 6.0%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750%	12/01/20	16,450	18,999,750
AMC Networks, Inc., Gtd. Notes(e)	B1	4.750%	12/15/22	3,400	3,391,500
AMC Networks, Inc., Gtd. Notes(e)	B1	7.750%	07/15/21	2,645	2,995,463
Belo Corp., Sr. Unsec’d. Notes	Ba3	7.750%	06/01/27	2,000	2,160,000
Carmike Cinemas, Inc., Sec’d. Notes	B2	7.375%	05/15/19	4,100	4,520,250
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B1	9.125%	08/01/18	2,550	2,830,500
Cedar Fair, L.P., Gtd. Notes, 144A(e)	B1	5.250%	03/15/21	2,275	2,275,000
Cinemark USA, Inc., Gtd. Notes, 144A	B2	5.125%	12/15/22	2,575	2,613,625
Clear Channel Communications, Inc., Gtd. Notes(e)	Ca	10.750%	08/01/16	5,675	5,320,312
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	6.875%	06/15/18	550	440,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	B1	6.500%	11/15/22	3,069	3,222,450
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A(e)	B1	6.500%	11/15/22	4,031	4,252,705
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(e)	B3	7.625%	03/15/20	4,225	4,467,937
Entercom Radio LLC, Gtd. Notes	Caa1	10.500%	12/01/19	3,425	3,998,688
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Notes, 144A(e)	Caa1	7.000%	10/15/20	8,725	8,834,062
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	B3	5.500%	08/01/23	15,775	15,459,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.250%	10/15/20	4,600	4,991,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(e)	B3	7.500%	04/01/21	2,025	2,224,969
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	Caa2	11.250%	02/04/17	1,789	1,892,762
Lamar Media Corp., Gtd. Notes	Ba2	9.750%	04/01/14	3,183	3,366,023
Liberty Interactive LLC, Sr. Unsec’d. Notes	B2	8.250%	02/01/30	5,800	6,380,000
LIN Television Corp., Gtd. Notes	B3	6.375%	01/15/21	2,300	2,449,500
LIN Television Corp., Gtd. Notes	B3	8.375%	04/15/18	2,635	2,832,625
McGraw-Hill Global Education Holdings LLC /McGraw-Hill Global Education Finance, Sr. Sec’d. Notes, 144A(e)	B2	9.750%	04/01/21	9,000	9,348,750
Mood Media Corp. (Canada), Gtd. Notes, 144A	B3	9.250%	10/15/20	4,600	4,508,000
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $2,791,875; purchased 10/16/12-12/19/12)(b)(d)	B1	8.250%	12/15/17	2,500	2,700,000
National CineMedia LLC, Sr. Sec’d. Notes	Ba2	6.000%	04/15/22	4,075	4,370,437
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	7.750%	10/15/18	4,125	4,537,500
Regal Cinemas Corp., Gtd. Notes(e)	B2	8.625%	07/15/19	2,000	2,220,000
Sinclair Television Group, Inc., Gtd. Notes, 144A	B1	5.375%	04/01/21	5,050	5,024,750
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17	1,650	1,765,500
Sinclair Television Group, Inc., Sr. Unsec’d. Notes, 144A	B1	6.125%	10/01/22	3,775	3,935,438
SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	11,201	12,377,105
Starz LLC/Starz Finance Corp., Gtd. Notes	Ba2	5.000%	09/15/19	725	735,875

Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A(e)	B3	6.000%	05/15/17	6,450	6,740,250
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(e)	B2	5.125%	05/15/23	2,200	2,156,000
Vail Resorts, Inc., Gtd. Notes(e)	Ba3	6.500%	05/01/19	1,650	1,765,500
WMG Acquisition Corp., Gtd. Notes	B3	11.500%	10/01/18	3,700	4,366,000

					176,469,726

Metals — 3.6%
AK Steel Corp., Gtd. Notes(e)	B3	8.375%	04/01/22	1,140	1,020,300
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(e)	Ba1	6.000%	03/01/21	3,200	3,328,000

ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(e)	Ba1	6.125%	06/01/18	13,600	14,416,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(e)	Ba1	6.750%	02/25/22	4,000	4,280,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	9.500%	02/15/15	4,000	4,440,000
Arch Coal, Inc., Gtd. Notes, 144A(e)	B3	9.875%	06/15/19	2,475	2,549,250
Arch Coal, Inc., Gtd. Notes(e)	B3	7.250%	10/01/20	1,705	1,525,975
Bluescope Steel Ltd./Bluescope Steel Finance (Australia), Gtd. Notes, 144A	Ba3	7.125%	05/01/18	2,825	2,930,938
CONSOL Energy, Inc., Gtd. Notes(e)	B1	8.000%	04/01/17	7,500	8,025,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(e)	B1	6.375%	02/01/16	4,400	4,488,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(e)	B1	6.875%	02/01/18	1,550	1,577,125
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(e)	B1	8.250%	11/01/19	2,495	2,632,225
GrafTech International Ltd., Gtd. Notes, 144A(e)	Ba2	6.375%	11/15/20	2,600	2,704,000
Hecla Mining Co., Gtd. Notes, 144A(e)	B2	6.875%	05/01/21	4,100	3,966,750
Iamgold Corp. (Canada), Gtd. Notes, 144A	B1	6.750%	10/01/20	1,850	1,692,750
Inmet Mining Corp. (Canada), Gtd. Notes, 144A	B1	7.500%	06/01/21	2,225	2,263,938
Inmet Mining Corp. (Canada), Gtd. Notes, 144A	B1	8.750%	06/01/20	8,861	9,547,727
JMC Steel Group, Sr. Notes, 144A (original cost $4,175,000; purchased 03/04/11)(b)(d)(e)	B3	8.250%	03/15/18	4,175	4,227,187
Kaiser Aluminum Corp., Gtd. Notes	Ba3	8.250%	06/01/20	1,000	1,127,500
Murray Energy Corp., Sr. Sec’d. Notes, 144A (original cost $1,325,000; purchased 05/17/13)(b)(d)	Caa1	8.625%	06/15/21	1,325	1,364,750
New Gold, Inc. (Canada), Gtd. Notes, 144A(e)	B2	7.000%	04/15/20	4,445	4,711,700
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A(e)	B2	6.250%	11/15/22	4,550	4,686,500
Novelis, Inc. (Canada), Gtd. Notes(e)	B2	8.750%	12/15/20	2,000	2,235,000
Optima Specialty Steel, Inc., Sr. Sec’d. Notes, 144A	B2	12.500%	12/15/16	2,550	2,766,750
Peabody Energy Corp., Gtd. Notes	Ba1	6.000%	11/15/18	7,210	7,714,700
Peabody Energy Corp., Gtd. Notes(e)	Ba1	6.250%	11/15/21	3,200	3,344,000
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	Caa1	10.750%	02/01/18	3,925	4,199,750

					107,765,815

Non-Captive Finance — 3.7%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000%	02/01/19	2,700	2,686,500
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	Ba3	5.500%	02/15/19	2,400	2,598,000
CIT Group, Inc., Sr. Unsec’d. Notes(e)	Ba3	4.250%	08/15/17	1,625	1,673,750
CIT Group, Inc., Sr. Unsec’d. Notes(e)	Ba3	5.000%	05/15/17	4,700	5,005,500
CIT Group, Inc., Sr. Unsec’d. Notes(e)	Ba3	5.000%	08/15/22	27,650	29,447,250
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.250%	03/15/18	12,000	12,900,000
CIT Group, Inc., Sr. Unsec’d. Notes(e)	Ba3	5.375%	05/15/20	1,000	1,077,500
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	9.375%	05/15/20	400	398,000
Community Choice Financial, Inc., Sr. Sec’d. Notes	B3	10.750%	05/01/19	550	541,750
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.750%	09/01/16	2,875	3,252,344
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	7.125%	09/01/18	325	383,094

International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	3.875%	04/15/18	3,600	3,604,500
International Lease Finance Corp., Sr. Unsec’d. Notes(e)	Ba3	5.875%	08/15/22	2,500	2,668,750
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	6.250%	05/15/19	1,350	1,474,875
International Lease Finance Corp., Sr. Unsec’d. Notes(e)	Ba3	8.750%	03/15/17	1,225	1,450,094
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes, 144A	B2	6.500%	07/01/21	2,825	2,881,500
Springleaf Finance Corp., Sr. Unsec’d. Notes, 144A(e)	Caa1	6.000%	06/01/20	8,575	8,274,875
Springleaf Finance Corp., Sr. Unsec’d. Notes(e)	Caa1	5.400%	12/01/15	14,035	14,456,050
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	Caa1	5.850%	06/01/13	1,050	1,050,107
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	Caa1	6.900%	12/15/17	12,350	12,797,687

					108,622,126

Packaging — 2.4%
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A (original cost $7,632,813; purchased 09/30/10-01/04/12)(b)(d)(e)	B3	9.125%	10/15/20	7,450	8,195,000
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes, 144A (original cost $1,105,236; purchased 01/19/12)(b)(d)(e)	Ba3	7.375%	10/15/17	1,100	1,196,250
Ardagh Packaging Finance PLC (Ireland), Sr. Unsec’d. Notes, 144A(e)	B3	7.000%	11/15/20	5,625	5,765,625
Berry Plastics Corp., Sec’d. Notes	Caa1	9.750%	01/15/21	4,975	5,746,125
BOE Intermediate Holding Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa2	9.000%	11/01/17	2,150	2,117,750
BOE Merger Corp., Sr. Unsec’d. Notes, PIK, 144A (original cost $7,023,750; purchased 10/24/12-04/30/13)(b)(d)	Caa2	9.500%	11/01/17	6,750	7,036,875
BWAY Holding Co., Gtd. Notes (original cost $1,516,250; purchased 12/01/10-01/09/12)(b)(d)	Caa1	10.000%	06/15/18	1,400	1,550,500
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	3,200	3,600,000
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $4,400,526; purchased 07/23/09-11/01/12)(b)(d)	B3	10.625%	08/15/19	4,080	4,620,600
Reynolds Group Issuer, Inc., Gtd. Notes(e)	Caa1	8.250%	02/15/21	1,875	1,912,500
Reynolds Group Issuer, Inc., Gtd. Notes	Caa2	9.875%	08/15/19	7,235	7,886,150
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes(e)	B1	5.750%	10/15/20	9,975	10,124,625
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes(e)	B1	6.875%	02/15/21	725	773,937
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes	B1	7.875%	08/15/19	2,500	2,737,500
Sealed Air Corp., Gtd. Notes, 144A(e)	B1	6.500%	12/01/20	700	778,750
Sealed Air Corp., Gtd. Notes, 144A	B1	8.375%	09/15/21	3,875	4,475,625
Sealed Air Corp., Sr. Notes, 144A	B1	5.250%	04/01/23	1,750	1,767,500

					70,285,312

Paper — 0.4%
Domtar Corp., Gtd. Notes(e)	Baa3	10.750%	06/01/17	800	1,018,087
Graphic Packaging International, Inc., Gtd. Notes(e)	Ba3	7.875%	10/01/18	1,500	1,646,250
Graphic Packaging International, Inc., Gtd. Notes	Ba3	9.500%	06/15/17	4,420	4,637,464
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A (original cost $1,488,035; purchased 05/17/11-09/16/11)(b)(d)(e)	B2	8.000%	06/01/16	1,495	1,558,538
Smurfit Capital Funding PLC (Ireland), Sr. Sec’d. Notes	Ba2	7.500%	11/20/25	100	110,500
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	Ba2	4.875%	09/15/18	2,650	2,742,750

					11,713,589

Pipelines & Other — 1.9%
AmeriGas Finance LLC, Gtd. Notes	Ba2	7.000%	05/20/22	6,175	6,699,875
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes(e)	Ba3	6.500%	05/20/21	1,147	1,221,555
El Paso Corp., Sr. Sec’d. Notes, GMTN	Ba2	7.800%	08/01/31	750	836,320
El Paso Corp., Sr. Sec’d. Notes, GMTN	Ba2	8.050%	10/15/30	110	123,342
Energy Transfer Equity LP, Sr. Sec’d. Notes	Ba2	7.500%	10/15/20	3,650	4,188,375
Ferrellgas Partners LP, Sr. Unsec’d. Notes(e)	B3	8.625%	06/15/20	2,805	2,903,175
Inergy Midstream LP/NRGM Finance Corp., Gtd. Notes, 144A(e)	B1	6.000%	12/15/20	2,750	2,873,750
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes, 144A	B1	4.500%	11/01/23	2,150	2,128,500
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	5.500%	04/15/23	3,400	3,570,000

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $7,423,688; purchased 01/10/13-01/11-13)(b)(d)(e)	Ba2	6.000%	01/15/19	7,425	7,332,187
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.000%	03/01/32	29	40,860
Targa Resources Partners LP, Gtd. Notes	Ba3	6.875%	02/01/21	6,950	7,506,000
Targa Resources Partners LP, Gtd. Notes(e)	Ba3	7.875%	10/15/18	3,375	3,653,438
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(e)	Ba3	4.250%	11/15/23	9,925	9,453,562
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(e)	Ba3	6.375%	08/01/22	2,275	2,468,375
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Sr. Unsec’d. Notes, 144A(e)	B1	5.875%	10/01/20	1,575	1,641,938

					56,641,252

Real Estate Investment Trusts — 1.4%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	Ba3	7.750%	02/15/19	15,225	16,633,313
Cyrusone LP/Cyrusone Finance Corp., Gtd. Notes, 144A(e)	B2	6.375%	11/15/22	3,000	3,202,500
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500%	12/15/17	3,250	3,477,500
Felcor Lodging LP, Sr. Sec’d. Notes	B2	5.625%	03/01/23	5,530	5,626,775
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	1,287	1,409,265
Omega Healthcare Investors, Inc., Gtd. Notes	Ba1	6.750%	10/15/22	800	872,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	B1	5.375%	06/01/23	2,925	2,972,531
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	04/15/20	300	340,328
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	12/15/21	5,975	6,846,334

					41,380,546

Retailers — 2.3%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A(e)	B3	9.250%	08/01/19	4,325	4,844,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(e)	B2	6.125%	03/15/20	1,475	1,537,688
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(e)	B2	9.000%	03/15/19	2,700	3,037,500
Claire’s Stores, Inc., Sr. Unsec’d. Notes, 144A(e)	Caa2	7.750%	06/01/20	2,350	2,379,375
CST Brands, Inc., Gtd. Notes, 144A	Ba3	5.000%	05/01/23	2,150	2,171,500
Dufry Finance SCA (Luxembourg), Sr. Unsec’d. Notes, 144A(e)	Ba3	5.500%	10/15/20	10,025	10,551,312
Limited Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22	3,875	4,141,406
New Academy Finance Co. LLC/New Academy Finance Corp., Sr. Unsec’d. Notes, PIK, 144A(e)	Caa1	8.000%	06/15/18	3,700	3,811,000
Pantry, Inc. (The), Gtd. Notes, 144A	Caa1	8.375%	08/01/20	15,118	16,535,312
Penske Automotive Group, Inc., Gtd. Notes, 144A	B2	5.750%	10/01/22	4,900	5,163,375
Petco Holdings, Inc., Sr. Notes, PIK, 144A(e)	Caa1	8.500%	10/15/17	4,950	5,067,562
Rite Aid Corp., Sec’d. Notes	B3	7.500%	03/01/17	1,025	1,053,188
Sonic Automotive, Inc., Gtd. Notes, 144A	B3	5.000%	05/15/23	1,225	1,215,813
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.500%	12/01/17	4,030	4,266,763
Toys “R” Us, Inc., Sr. Unsec’d. Notes	B3	10.375%	08/15/17	3,500	3,823,750

					69,599,544

Technology — 9.5%
Audatex North America, Inc., Gtd. Notes, 144A	Ba2	6.750%	06/15/18	5,150	5,478,313
Avaya, Inc., Gtd. Notes, 144A(e)	Caa1	10.500%	03/01/21	14,200	11,928,000
CDW LLC/CDW Finance Corp., Gtd. Notes(e)	B3	8.500%	04/01/19	16,850	18,640,312
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	12.535%	10/12/17	12,393	13,322,475
Ceridian Corp., Gtd. Notes	Caa2	11.250%	11/15/15	14,800	15,244,000
Ceridian Corp., Gtd. Notes, PIK(e)	Caa2	12.250%	11/15/15	5,506	5,671,180
Ceridian Corp., Sr. Unsec’d. Notes, 144A	Caa3	11.000%	03/15/21	2,525	2,884,813

CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(e)	Caa1	6.625%	06/01/20	5,475	5,406,563
CommScope, Inc., Gtd. Notes, 144A (original cost $13,179,863; purchased 01/11/11-06/04/12)(b)(d)(e)	B3	8.250%	01/15/19	13,220	14,475,900
Compiler Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	Caa1	7.000%	05/01/21	5,750	5,692,500
CoreLogic, Inc., Gtd. Notes	Ba3	7.250%	06/01/21	2,300	2,518,500
First Data Corp., Gtd. Notes, 144A	Caa1	10.625%	06/15/21	6,475	6,507,375
First Data Corp., Gtd. Notes, 144A(e)	Caa1	11.250%	01/15/21	6,550	6,697,375
First Data Corp., Gtd. Notes	Caa1	12.625%	01/15/21	7,477	8,168,622
First Data Corp., Sr. Sec’d. Notes, 144A	B1	6.750%	11/01/20	425	444,125
Freescale Semiconductor, Inc., Gtd. Notes(e)	Caa1	8.050%	02/01/20	645	690,150
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(e)	B1	9.250%	04/15/18	4,200	4,567,500
Global Generations Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	Caa1	11.000%	12/15/20	7,625	8,768,750
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250%	12/15/17	7,625	7,777,500
Interactive Data Corp., Gtd. Notes	B3	10.250%	08/01/18	11,079	12,450,580
Lender Processing Services, Inc., Gtd. Notes	Ba2	5.750%	04/15/23	8,265	9,132,825
Nortel Networks Ltd. (Canada), Gtd. Notes(c)(g)	NR	8.700%	07/15/11	3,000	3,105,000
Nortel Networks Ltd. (Canada), Gtd. Notes(b)(c)	NR	10.125%	07/15/13	7,600	8,550,000
Nortel Networks Ltd. (Canada), Gtd. Notes(b)(c)(e)	NR	10.750%	07/15/16	9,290	10,474,475
Nuance Communications, Inc., Gtd. Notes, 144A	Ba3	5.375%	08/15/20	2,450	2,480,625
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	B3	5.750%	02/15/21	5,000	5,250,000
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	B1	9.750%	08/01/18	2,367	2,674,710
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec’d. Notes, 144A	B3	5.750%	03/15/23	5,725	5,954,000
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750%	12/15/18	6,250	6,968,750
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800%	10/01/16	2,855	3,265,406
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	B1	4.875%	10/15/23	7,075	7,039,625
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(e)	B1	6.500%	05/15/19	4,733	5,111,640
Sophia Finance, Inc., Gtd. Notes, 144A	Caa1	9.750%	01/15/19	8,700	9,700,500
SunGard Data Systems, Inc., Gtd. Notes, 144A(e)	Caa1	6.625%	11/01/19	2,900	3,052,250
Syniverse Holdings, Inc., Gtd. Notes	Caa1	9.125%	01/15/19	5,770	6,303,725
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.125%	06/15/18	7,250	7,703,125
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	Caa1	9.625%	06/15/18	12,300	13,253,250
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375%	06/15/18	13,520	15,277,600

					282,632,039

Telecommunications — 5.3%
Brightstar Corp., Gtd. Notes, 144A (original cost $8,039,150; purchased 11/23/10-04/01/13)(b)(d)	B1	9.500%	12/01/16	7,830	8,515,125

Crown Castle International Corp., Sr. Unsec’d. Notes(e)	B1	5.250%	01/15/23	4,700	4,758,750
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	8.250%	09/30/20	5,600	5,964,000
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	10.500%	04/15/18	2,000	2,171,800
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, 144A	B3	11.625%	01/31/20	5,640	6,627,000
Frontier Communications Corp., Sr. Unsec’d. Notes(e)	Ba2	7.125%	01/15/23	1,981	2,070,145
Frontier Communications Corp., Sr. Unsec’d. Notes(e)	Ba2	7.625%	04/15/24	1,050	1,099,875
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	04/15/17	925	1,077,625
Frontier Communications Corp., Sr. Unsec’d. Notes(e)	Ba2	8.500%	04/15/20	200	229,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.750%	04/15/22	3,750	4,228,125
Frontier Communications Corp., Sr. Unsec’d. Notes(e)	Ba2	9.250%	07/01/21	1,775	2,067,875
Level 3 Financing, Inc., Gtd. Notes, 144A	B3	7.000%	06/01/20	3,500	3,683,750
Level 3 Financing, Inc., Gtd. Notes	B3	8.125%	07/01/19	1,125	1,217,813
Level 3 Financing, Inc., Gtd. Notes(e)	B3	8.625%	07/15/20	3,950	4,345,000

Level 3 Financing, Inc., Gtd. Notes(e)	B3	9.375%	04/01/19	500	551,250
MetroPCS Wireless, Inc., Gtd. Notes, 144A(e)	Ba3	6.625%	04/01/23	2,950	3,119,625
NII Capital Corp., Gtd. Notes	Caa2	7.625%	04/01/21	3,394	2,825,505
NII International Telecom SCA (Luxembourg), Gtd. Notes, 144A(e)	B2	7.875%	08/15/19	1,600	1,556,000
Softbank Corp. (Japan), Sr. Unsec’d. Notes, 144A	Baa3	4.500%	04/15/20	13,300	13,495,670
Sprint Capital Corp., Gtd. Notes	B3	6.875%	11/15/28	15,960	15,960,000
Sprint Capital Corp., Gtd. Notes	B3	6.900%	05/01/19	11,250	12,178,125
Sprint Nextel Corp., Gtd. Notes, 144A	Ba3	7.000%	03/01/20	3,725	4,190,625
Sprint Nextel Corp., Gtd. Notes, 144A(e)	Ba3	9.000%	11/15/18	1,375	1,667,188
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	6.000%	12/01/16	2,865	3,094,200
Sprint Nextel Corp., Sr. Unsec’d. Notes(e)	B3	6.000%	11/15/22	3,525	3,630,750
Sprint Nextel Corp., Sr. Unsec’d. Notes(e)	B3	7.000%	08/15/20	2,325	2,522,625
Sprint Nextel Corp., Sr. Unsec’d. Notes(e)	B3	9.125%	03/01/17	3,400	3,978,000
TW Telecom Holdings, Inc., Gtd. Notes	B1	5.375%	10/01/22	3,775	3,907,125
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A(e)	B3	11.750%	07/15/17	10,350	10,893,375
Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A(e)	Ba3	6.500%	04/30/20	2,800	2,877,000
Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A (original cost $4,146,735; purchased 11/18/10)(b)(d)(e)	Ba3	7.250%	02/15/18	4,175	4,352,437
Wind Acquisition Holdings Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A(e)	Caa1	12.250%	07/15/17	5,337	5,630,119
Windstream Corp., Gtd. Notes(e)	B1	6.375%	08/01/23	6,725	6,640,937
Windstream Corp., Gtd. Notes	B1	7.500%	06/01/22	900	954,000
Windstream Corp., Gtd. Notes(e)	B1	7.500%	04/01/23	3,405	3,575,250
Windstream Corp., Gtd. Notes(e)	B1	7.750%	10/15/20	2,325	2,481,937
Windstream Corp., Gtd. Notes(e)	B1	7.875%	11/01/17	385	442,750

					158,580,376

Tobacco — 0.5%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	Ba3	7.750%	02/15/21	8,050	8,593,375
Vector Group Ltd., Sr. Sec’d. Notes	Ba3	7.750%	02/15/21	4,750	5,070,625

					13,664,000

TOTAL CORPORATE BONDS (cost $2,645,817,224)					2,784,128,369

				Shares
COMMON STOCKS — 0.1%
Adelphia Recovery Trust*(b)				2,000,000	2,000
Blaze Recycling and Metals LLC (original cost $46,387; purchased 08/22/12)*(b)(d)				46,387	464
CenturyLink, Inc.				4,018	137,215
DEX Media, Inc.*(e)				29,840	551,145
NRG Energy, Inc.				1,131	28,863
Sprint Nextel Corp.				28,675	209,327
WKI Holding Co., Inc.*(b)				6,031	196,309

Xerox Corp.		169,797	1,492,516

TOTAL COMMON STOCKS (cost $22,314,120)			2,617,839

PREFERRED STOCKS — 0.2%
Banking — 0.2%
Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(a)		153,000	4,297,770

Building Materials & Construction
New Millenium Homes LLC (original cost $0; purchased 05/27/98)(b)(d)(h)		2,000	154,000

Cable
Escrow Pfd Adelphia*(b)		20,000	20

TOTAL PREFERRED STOCKS (cost $3,843,416)			4,451,790

	Expiration Date	Units
WARRANTS(l)*
Chemicals
Hercules, Inc.	03/31/29	230	11,832

Media & Entertainment
MediaNews Group, Inc. (original cost $0; purchased 07/26/11)(b)(d)	03/19/17	6,854	69

Paper
Smurfit Kappa Group PLC (Ireland), 144A(b)	10/01/13	275	23,937

Telecommunications
Hawaiian Telcom Holdco, Inc.	10/28/15	6,958	83,496

TOTAL WARRANTS (cost $41,261)			119,334

TOTAL LONG-TERM INVESTMENTS (cost $2,768,987,050)			2,889,879,248

		Shares
SHORT-TERM INVESTMENTS — 23.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $447,658)(i)		46,019	430,276
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $691,856,898; includes $645,226,701 of cash collateral for securities on loan)(i)(j)		691,856,898	691,856,898

TOTAL SHORT-TERM INVESTMENTS (cost $692,304,556)			692,287,174

TOTAL INVESTMENTS — 120.8% (cost $3,461,291,606)(k)			3,582,166,422
Liabilities in excess of other assets(m) — (20.8)%			(616,350,759)

NET ASSETS — 100.0%			$2,965,815,663

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BKNT	Bank Note
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation

GMTN	Global Medium Term Note
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind

*	Non-income producing security.
†	The ratings reflected are as of May 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2013.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Represents issuer in default on interest payments. Non-income producing security.
(d)	Indicates a restricted security; the aggregate cost of the restricted securities is $154,644,904. The aggregate value, $161,122,131, is approximately 5.4% of net assets.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $627,669,865; cash collateral of $645,226,701 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(f)	Standard & Poor’s Rating.
(g)	Security is post-maturity; represents issuers in default on interest payments and/or principal repayments; non-income producing securities.
(h)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(i)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	The United States federal income tax basis of the Fund’s investments was $3,473,197,868; accordingly, net unrealized appreciation on investments for federal income tax purposes was $108,968,554 (gross unrealized appreciation $146,761,575; gross unrealized depreciation $37,793,021). The difference between book and tax basis is primarily attributable to deferred losses on wash sales, the difference in the treatment of premium amortization, deferred income on defaulted securities and other cost basis differences between financial and tax reporting as of the most recent fiscal year end.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of May 31, 2013.
(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at May 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(6)	Counterparty
Over-the-counter credit default swaps on corporate issues - Buy Protection(1):
Masco Corp.	09/20/13	1.000%	2,845	$(13,133)	$8,180	$(21,313)	Deutsche Bank AG
Seagate Technology HDD Holdings	12/20/13	3.350%	5,000	(121,044)	228	(121,272)	JPMorgan Chase Bank

				$(134,177)	$8,408	$(142,585)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at May 31, 2013(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(6)	Counterparty
Over-the-counter credit default swaps on corporate issues - Sell Protection(2):
NRG Energy, Inc.	03/20/16	4.100%	1,850	1.706%	$137,069	$—	$137,069	Goldman Sachs International

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection(2):
CDX.NA.HY.18	06/20/17	5.000%	14,850	$1,189,520	$(448,594)	$1,638,114	Barclays Bank PLC
CDX.NA.HY.18	06/20/17	5.000%	19,800	1,586,027	(679,250)	2,265,277	Citibank NA

CDX.NA.HY.18	06/20/17	5.000%	35,640	2,854,848	(2,826,450)	5,681,298	JPMorgan Chase Bank
CDX.NA.HY.18	06/20/17	5.000%	2,970	237,904	(235,538)	473,442	Morgan Stanley Capital Services
CDX.NA.HY.20	06/20/18	5.000%	1,000	58,108	73,681	(15,573)	Citibank NA

				$5,926,407	$(4,116,151)	$10,042,558

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

The Fund entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of May 31, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$8,118,892	$31,394
Bank Loans	—	78,106,130	12,305,500
Corporate Bonds	—	2,774,378,217	9,750,152
Common Stocks	2,419,066	—	198,773
Preferred Stocks	4,297,770	—	154,020
Warrants	83,496	23,937	11,901
Affiliated Mutual Funds	692,287,174	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	10,037,042	—

Total	$699,087,506	$2,870,664,218	$22,451,740

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset -Backed Securities	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 08/31/12	$328,999	$6,007,500	$17,164,642	$74,052	$60,020	$10,040
Realized gain (loss)	—	—	(4,478,426)	—	109,760	—
Change in unrealized appreciation (depreciation)**	(747,508)	146,594	4,574,509	124,721	94,000	1,861
Purchases	—	4,900,000	2,282,500	—	—	—
Sales	—	(5,954,345)	(430,000)	—	(109,760)	—
Accrued discount/premium	449,903	28,251	11,772	—	—	—
Transfers into Level 3	—	7,177,500	—	—	—	—
Transfers out of Level 3	—	—	(9,374,845)	—	—	—

Balance as of 05/31/13	$31,394	$12,305,500	$9,750,152	$198,773	$154,020	$11,901

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.
**	Of which $205,596 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 1 Bank Loan was transferred into Level 3 as a result of using a single broker quote and 1 Corporate Bond was transferred out of Level 3 as a result of being priced by a vendor. Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies may include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Prudential Short Duration High Yield Income Fund

Schedule of Investments

as of May 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 94.5%
BANK LOANS(a) — 2.5%
Automotive — 0.8%
Schaeffler AG (Germany), Term Loan	Ba3	4.750%	01/27/17	EUR	1,300	$ 1,709,509
Electric — 0.1%
Calpine Corp., Term Loan	B1	4.000%	04/01/18		124	125,479
Gaming — 0.2%
MGM Resorts International, Term Loan B	Ba2	4.250%	12/20/19		499	504,595
Healthcare & Pharmaceutical — 0.2%
Catalent Pharma Solutions, Inc., Sr. Unsec’d. Term Loan	Caa1	6.500%	12/29/17		300	302,812
Media & Entertainment — 0.2%
Getty Images, Inc., Initial Term Loan	B1	4.750%	10/18/19		249	250,622
Gray Television, Inc., Initial Term Loan	B2	4.750%	10/14/19		241	243,326

						493,948

Technology — 1.0%
Alcatel-Lucent (USA), Inc.,U.S. Term Loan	B1	7.250%	01/30/19		998	1,007,891
Ancestry.com, Inc., Term Loan B(b)	B1	7.000%	12/28/18		364	366,153
First Data Corp., Extended 2018 Dollar Term Loan	B1	4.195%	03/26/18		150	149,250
Kronos, Inc., Second Initial Term Loan	Ba3	9.750%	04/30/20		250	261,875
RP Crown Parent LLC, First Lien Term Loan	B1	6.750%	12/21/18		299	303,863

						2,089,032

TOTAL BANK LOANS (cost $5,136,754)						5,225,375

CORPORATE BONDS — 92.0%
Aerospace & Defense — 1.5%
Bombardier, Inc. (Canada), Sr. Notes, 144A	Ba2	4.250%	01/15/16		200	207,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	7.500%	03/15/18		750	858,750
Moog, Inc., Sr. Sub. Notes	Ba3	7.250%	06/15/18		936	968,760
TransDigm, Inc., Gtd. Notes	B3	7.750%	12/15/18		900	982,125

						3,016,635

Automotive — 3.3%
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba1	9.250%	01/15/17		1,000	1,082,500
Chrysler Group LLC, Sec’d. Notes	B1	8.000%	06/15/19		1,225	1,356,688
Continental Rubber of America Corp., Sr. Sec’d. Notes, 144A	Ba2	4.500%	09/15/19		250	259,375
Delphi Corp., Gtd. Notes	Ba1	5.875%	05/15/19		250	266,875
Lear Corp., Gtd. Notes	Ba2	7.875%	03/15/18		924	988,680
Titan International, Inc., Sr. Sec’d. Notes, 144A	B1	7.875%	10/01/17		375	401,250
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	7.250%	03/15/17		1,350	1,550,812
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	8.875%	12/01/17		750	800,625

						6,706,805

Building Materials & Construction — 2.7%
Beazer Homes USA, Inc., Sr. Sec’d. Notes	B2	6.625%	04/15/18		1,150	1,246,313
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	B(c)	9.500%	12/14/16		350	371,000
D.R. Horton, Inc., Gtd. Notes	Ba2	3.625%	02/15/18		2,018	2,053,315
D.R. Horton, Inc., Gtd. Notes	Ba2	5.625%	01/15/16		250	269,375
D.R. Horton, Inc., Gtd. Notes	Ba2	6.500%	04/15/16		100	111,000
Standard Pacific Corp., Gtd. Notes	B3	8.375%	05/15/18		1,000	1,178,750
Standard Pacific Corp., Gtd. Notes	B3	10.750%	09/15/16		150	185,250

						5,415,003

Cable — 6.3%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A	B3	8.000%	12/15/18		1,500	1,623,750
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17		900	1,048,500
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	7.625%	07/15/18		768	902,400
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19		250	298,125
DISH DBS Corp., Sr. Notes, 144A	Ba3	4.250%	04/01/18		3,315	3,232,125
DISH DBS Corp., Sr. Unsec’d. Notes, 144A	Ba3	5.000%	05/15/17		1,500	1,500,000
Kabel Deutschland Holding AG (Germany), Sr. Unsec’d. Notes, RegS	B1	6.500%	07/31/17	EUR	400	558,892
Unitymedia KabelBW GmbH (Germany), Gtd. Notes, RegS	B3	9.625%	12/01/19	EUR	500	723,830
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18		1,137	1,259,227
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	Ba2	8.375%	10/15/19		1,584	1,770,120

						12,916,969

Capital Goods — 5.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	8.250%	01/15/19		500	544,375
Case New Holland, Inc., Gtd. Notes	Ba2	7.875%	12/01/17		250	293,750
CNH Capital LLC, Gtd. Notes, 144A	Ba2	3.625%	04/15/18		375	377,813
CNH Capital LLC, Gtd. Notes	Ba2	3.875%	11/01/15		250	255,625
Columbus McKinnon Corp., Gtd. Notes	B1	7.875%	02/01/19		1,006	1,081,450
Griffon Corp., Gtd. Notes	B1	7.125%	04/01/18		633	680,475
Hertz Corp. (The), Gtd. Notes	B2	7.500%	10/15/18		994	1,080,975
Laureate Education, Inc., Gtd. Notes, 144A	Caa1	9.250%	09/01/19		450	504,000
Manitowoc Co., Inc. (The), Gtd. Notes	B3	9.500%	02/15/18		550	600,875
RBS Global, Inc./Rexnord LLC, Gtd. Notes	B3	8.500%	05/01/18		330	357,225
Safway Group Holding LLC/Safeway Finance Corp., Sec’d. Notes, 144A	B3	7.000%	05/15/18		475	477,375
SPX Corp., Gtd. Notes	Ba2	6.875%	09/01/17		1,417	1,576,412
SPX Corp., Gtd. Notes	Ba2	7.625%	12/15/14		150	162,375
Terex Corp., Gtd. Notes	B2	6.500%	04/01/20		400	429,000
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	B1	9.000%	10/01/18		683	754,715
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $400,000; purchased 01/31/13)(b)(d)	Caa1	7.500%	02/15/19		400	416,000
United Rentals North America, Inc., Gtd. Notes	B3	9.250%	12/15/19		1,698	1,912,372
WireCo WorldGroup, Inc., Gtd. Notes	B3	9.500%	05/15/17		150	155,625

						11,660,437

Chemicals — 3.9%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	Ba1	3.000%	03/15/16		675	680,906
Chemtura Corp., Gtd. Notes	B1	7.875%	09/01/18		1,250	1,368,750
INEOS Group Holdings SA (Luxembourg), Gtd. Notes, 144A (original cost $1,212,500; purchased 05/02/13 - 05/16/13)(b)(d)	Caa1	6.125%	08/15/18		1,200	1,182,000
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19		731	802,273
MacDermid, Inc., Gtd. Notes, 144A (original cost $1,764,541; purchased 12/14/12 - 4/15/13)(b)(d)	Caa1	9.500%	04/15/17		1,700	1,759,500
Orion Engineered Carbons Finance & Co. SCA (Luxembourg), Gtd. Notes, PIK, 144A	Caa1	9.250%	08/01/19		750	765,000
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes, 144A	B2	6.250%	04/01/20		1,425	1,435,687

						7,994,116

Consumer 4.1%
Geo Debt Finance S.C.A (Luxembourg), Sr. Sec’d. Notes, 144A	B3	7.500%	08/01/18	EUR	300	404,547

Jarden Corp., Gtd. Notes	B2	7.500%	05/01/17		2,320	2,639,000
Novalis Sas (France), Sr. Sec’d. Notes, 144A	B1	6.000%	06/15/18	EUR	1,200	1,559,697
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.500%	10/01/19		250	275,266
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.625%	10/01/18		1,225	1,445,500
Spectrum Brands Holdings, Inc., Sr. Sec’d. Notes	Ba3	9.500%	06/15/18		1,000	1,106,250
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500%	04/15/19		750	806,250

						8,236,510

Electric — 2.4%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%	10/15/17		150	175,875
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	8.000%	06/01/16		300	312,000
DPL, Inc., Sr. Unsec’d. Notes	Ba1	6.500%	10/15/16		950	1,023,625
Mirant Mid Atlantic LLC, Pass-Through Certificates., Series B	Ba2	9.125%	06/30/17		882	991,690
NRG Energy, Inc., Gtd. Notes	B1	7.625%	01/15/18		1,500	1,691,250
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-Through Certificates., Series B(b)	B2	9.237%	07/02/17		604	664,260

						4,858,700

Energy — Other — 2.9%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	B+(c)	10.250%	04/08/19		250	294,085
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	9.500%	05/15/16		200	210,500
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes	B2	9.375%	05/01/20		1,000	1,133,750
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A	Ba3	8.000%	02/15/20		1,000	1,105,000
Pacific Rubiales Energy Corp. (Canada), Gtd. Notes, 144A	Ba2	7.250%	12/12/21		200	224,000
Parker Drilling Co., Gtd. Notes	B1	9.125%	04/01/18		750	813,750
Plains Exploration & Production Co., Gtd. Notes	B1	8.625%	10/15/19		1,355	1,527,762
Seitel, Inc., Gtd. Notes, 144A	B3	9.500%	04/15/19		200	203,000
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250%	01/15/17		450	478,125

						5,989,972

Food & Beverage — 4.8%
Agrokor d.d. (Croatia), Gtd. Notes, MTN, RegS	B2	10.000%	12/07/16	EUR	500	702,254
ARAMARK Corp., Sr. Notes, 144A	B3	5.750%	03/15/20		1,125	1,164,375
Constellation Brands, Inc., Gtd. Notes	Ba1	7.250%	09/01/16		480	553,200
Cott Beverages, Inc., Gtd. Notes	B3	8.125%	09/01/18		1,500	1,625,625
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875%	08/15/16		300	322,125
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17		1,000	1,050,000
Michael Foods Group, Inc., Gtd. Notes	B3	9.750%	07/15/18		150	167,250
Pilgrim’s Pride Corp., Gtd. Notes	Caa1	7.875%	12/15/18		1,000	1,087,500
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.375%	11/15/18		785	835,044
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes, 144A	B3	8.875%	12/15/17		1,750	1,925,000
TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.750%	03/01/18		250	269,375

						9,701,748

Gaming — 4.0%
Boyd Gaming Corp., Gtd. Notes	B3	9.125%	12/01/18		1,000	1,085,000
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	B3	11.250%	06/01/17		625	653,125
Isle of Capri Casinos, Inc., Gtd. Notes	B2	7.750%	03/15/19		1,500	1,620,000
MGM Resorts International, Gtd. Notes	B3	7.625%	01/15/17		1,070	1,221,137
MGM Resorts International, Gtd. Notes	B3	10.000%	11/01/16		400	483,500
Pinnacle Entertainment, Inc., Gtd. Notes	B3	8.750%	05/15/20		1,400	1,527,750
SugarHouse HSP Gaming LP, Sec’d. Notes, 144A	B2	8.625%	04/15/16		926	986,190
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $555,425; purchased 11/05/12 - 05/16/13)(b)(d)	B1	11.375%	07/15/16		515	547,188

						8,123,890

Healthcare & Pharmaceutical — 6.7%
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375%	02/01/17		750	789,375
Capella Healthcare, Inc., Gtd. Notes	B3	9.250%	07/01/17		2,000	2,142,500
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000%	11/15/19		3,000	3,300,000
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	Caa1	10.500%	12/15/18		1,500	1,717,500
HCA, Inc., Sr. Sec’d. Notes	Ba3	8.500%	04/15/19		1,350	1,471,500
HCA, Inc., Sr. Unsec’d. Notes	B3	6.500%	02/15/16		250	275,625
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14		350	383,250
IDH Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	B2	6.000%	12/01/18	GBP	1,000	1,534,605
MedAssets, Inc., Gtd. Notes	B3	8.000%	11/15/18		1,200	1,314,000
Priory Group No. 3 PLC (United Kingdom), Sr. Sec’d. Notes, RegS	B2	7.000%	02/15/18	GBP	300	476,335
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.500%	07/15/16		300	310,500

						13,715,190

Media & Entertainment — 9.2%
Allbritton Communications Co., Sr. Unsec’d. Notes	B2	8.000%	05/15/18		700	756,000
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750%	12/01/20		1,500	1,732,500
Belo Corp., Gtd. Notes	Ba1	8.000%	11/15/16		348	368,880
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B1	9.125%	08/01/18		2,600	2,886,000
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	Ba2	7.375%	12/01/17		985	1,034,250
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.250%	04/01/19		1,500	1,616,250
LIN Television Corp., Gtd. Notes	B3	8.375%	04/15/18		1,000	1,075,000
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $500,250; purchased 11/02/12 - 12/19/12)(b)(d)	B1	8.250%	12/15/17		450	486,000
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., Sec’d. Notes	B3	8.875%	04/15/17		750	815,625
Regal Entertainment Group, Gtd. Notes	B3	9.125%	08/15/18		524	597,360
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17		1,600	1,712,000
SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18		750	828,750
Starz LLC/Starz Finance Corp., Gtd. Notes, 144A	Ba2	5.000%	09/15/19		700	710,500
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A	B3	6.000%	05/15/17		2,485	2,596,825
WMG Acquisition Corp., Gtd. Notes	B3	11.500%	10/01/18		1,200	1,416,000

						18,631,940

Metals — 4.5%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	5.000%	02/25/17		400	416,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	6.125%	06/01/18		1,800	1,908,000
Arch Coal, Inc., Gtd. Notes, 144A	B3	9.875%	06/15/19		75	77,250
Barminco Finance Pty Ltd., Sr. Unsec’d. Notes, 144A	B1	9.000%	06/01/18		900	882,000
Bluescope Steel Ltd./Bluescope Steel Finance (Australia), Gtd. Notes, 144A	Ba3	7.125%	05/01/18		125	129,687
CONSOL Energy, Inc., Gtd. Notes	B1	8.000%	04/01/17		1,000	1,070,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.000%	04/01/17		700	708,750
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	7.000%	11/01/15		2,250	2,317,500
New Gold, Inc. (Canada), Gtd. Notes, 144A	B2	7.000%	04/15/20		650	689,000
Peabody Energy Corp., Gtd. Notes	Ba1	6.000%	11/15/18		980	1,048,600

						9,246,787

Non-Captive Finance — 2.4%
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	4.250%	08/15/17	275	283,250
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.000%	05/15/17	1,000	1,065,000
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.250%	03/15/18	600	645,000
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	3.875%	04/15/18	1,725	1,727,156
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.875%	04/01/19	1,000	1,072,500
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.875%	09/01/17	100	120,250

					4,913,156

Packaging — 2.7%
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes, 144A (original cost $216,000; purchased 11/01/12)(b)(d)	Ba3	7.375%	10/15/17	200	217,500
Berry Plastics Corp., Sec’d. Notes	Caa1	9.500%	05/15/18	1,385	1,516,575
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	1,150	1,293,750
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $1,256,750; purchased 11/01/12 - 05/17/13)(b)(d)	B3	10.625%	08/15/19	1,100	1,245,750
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes	B1	7.875%	08/15/19	650	711,750
Sealed Air Corp., Gtd. Notes, 144A	B1	8.125%	09/15/19	500	566,250

					5,551,575

Paper — 0.3%
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A (original cost $210,313; purchased 11/13/12 - 01/18/13)(b)(d)	B2	8.000%	06/01/16	200	208,500
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	Ba2	4.875%	09/15/18	400	414,000

					622,500

Pipelines & Other — 1.3%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	B2	9.125%	10/01/17	1,600	1,696,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $617,438; purchased 01/10/13 - 02/22/13)(b)(d)	Ba2	6.000%	01/15/19	625	617,187
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	Ba3	7.500%	10/01/18	350	375,813

					2,689,000

Real Estate Investment Trusts — 1.1%
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500%	12/15/17	210	224,700
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	1,814	1,986,330

					2,211,030

Retailers — 2.4%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	B3	9.250%	08/01/19	2,500	2,800,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	6.125%	03/15/20	50	52,125
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	9.000%	03/15/19	1,000	1,125,000
Petco Holdings, Inc., Sr. Notes, PIK, 144A	Caa1	8.500%	10/15/17	800	819,000
Toys “R” US - Delaware, Inc., Sr. Sec’d. Notes, 144A	B1	7.375%	09/01/16	150	154,688

					4,950,813

Technology — 12.5%
Anixter, Inc., Gtd. Notes	Ba3	10.000%	03/15/14	300	317,700
Audatex North America, Inc., Gtd. Notes, 144A	Ba2	6.750%	06/15/18	1,145	1,217,994
Avaya, Inc., Gtd. Notes, 144A	Caa1	10.500%	03/01/21	450	378,000

CDW LLC/CDW Finance Corp., Gtd. Notes	B3	8.500%	04/01/19		1,385	1,532,156
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	12.535%	10/12/17		834	896,550
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes	Ba3	8.000%	12/15/18		899	990,024
Ceridian Corp., Gtd. Notes	Caa2	11.250%	11/15/15		2,700	2,781,000
Ceridian Corp., Gtd. Notes, PIK	Caa2	12.250%	11/15/15		1,344	1,384,320
Ceridian Corp., Sr. Sec’d. Notes, 144A	B1	8.875%	07/15/19		680	775,200
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	6.625%	06/01/20		450	444,375
CommScope, Inc., Gtd. Notes, 144A (original cost $1,812,125; purchased 01/07/13 - 05/16/13)(b)(d)	B3	8.250%	01/15/19		1,650	1,806,750
Equinix, Inc., Sr. Unsec’d. Notes	Ba3	4.875%	04/01/20		675	686,813
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B1	9.250%	04/15/18		2,400	2,610,000
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B1	10.125%	03/15/18		100	111,750
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250%	12/15/17		400	408,000
Interactive Data Corp., Gtd. Notes	B3	10.250%	08/01/18		1,968	2,211,638
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	7.750%	07/15/16		150	172,500
NXP BV/ NXP Funding LLC, Gtd. Notes, 144A	B3	3.750%	06/01/18		2,475	2,437,875
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750%	12/15/18		100	111,500
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800%	10/01/16		864	988,200
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	B1	6.500%	05/15/19		1,210	1,306,800
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375%	06/15/18		1,630	1,841,900

						25,411,045

Telecommunications — 7.3%
Brightstar Corp., Gtd. Notes, 144A (original cost $1,134,750; purchased 11/08/12 - 03/27/13)(b)(d)	B1	9.500%	12/01/16		1,050	1,141,875
CenturyLink, Inc., Sr. Unsec’d. Notes	Ba2	6.000%	04/01/17		850	937,125
CenturyLink, Inc., Sr. Unsec’d. Notes	Ba2	6.150%	09/15/19		738	793,350
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	B1	8.250%	09/01/17		1,000	1,040,000
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, RegS	B3	11.750%	01/31/20	EUR	300	459,136
Embarq Corp., Sr. Unsec’d. Notes(b)	Baa3	7.082%	06/01/16		1,000	1,146,196
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	04/15/17		500	582,500
Level 3 Financing, Inc., Gtd. Notes	B3	8.125%	07/01/19		297	321,502
Level 3 Financing, Inc., Gtd. Notes	B3	10.000%	02/01/18		600	652,500
Sprint Capital Corp., Gtd. Notes	B3	6.900%	05/01/19		1,300	1,407,250
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	8.375%	08/15/17		1,650	1,901,625
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	9.125%	03/01/17		400	468,000
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, RegS	B3	11.750%	07/15/17	EUR	850	1,165,549
Wind Acquisition Holdings Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A (original cost $1,072,500; purchased 05/20/13)(b)(d)	Caa1	12.250%	07/15/17		1,000	1,055,000
Windstream Corp., Gtd. Notes	B1	7.875%	11/01/17		1,550	1,782,500

						14,854,108

TOTAL CORPORATE BONDS (cost $188,483,393)		187,417,929

TOTAL LONG-TERM INVESTMENTS (cost $193,620,147)		192,643,304

	Shares
SHORT-TERM INVESTMENT — 5.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $11,543,383)(e)	11,543,383	11,543,383

TOTAL INVESTMENTS — 100.2% (cost $205,163,530)(f)		204,186,687
Liabilities in excess of other assets(g) — (0.2)%		(417,253)

NET ASSETS — 100.0%		$ 203,769,434

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDX	Credit Derivative Index
MTN	Medium Term Note
PIK	Payment-in-Kind
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
EUR	Euro
GBP	British Pound

†	The ratings reflected are as of May 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2013.
(b)	Indicates a security that has been deemed illiquid.
(c)	Standard & Poor’s Rating.
(d)	Indicates a restricted security; the aggregate cost of the restricted securities is $10,752,592. The aggregate value, $10,683,250, is approximately 5.2% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of the Schedule of Investments was $205,758,953; accordingly, net unrealized depreciation on investments for federal income tax purposes was $1,572,266 (gross unrealized appreciation $514,117; gross unrealized depreciation $2,086,383). The difference between book and tax basis is primarily attributable to the difference in the treatment of amortization of premiums.
(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at May 31, 2013:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 7/25/13	Credit Suisse First Boston	GBP	326	$497,226	$495,325	$1,901
Expiring 7/25/13	Citibank NA	GBP	990	1,489,853	1,502,871	(13,018)
Euro,
Expiring 7/25/13	Credit Suisse First Boston	EUR	4,734	6,159,007	6,154,475	4,532

				$8,146,086	$8,152,671	$(6,585)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of May 31, 2013.

Credit default swap agreements outstanding at May 31, 2013:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation(4)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.20.V1	06/20/18	5.000%	5,000	$350,934	$315,972	$34,962	Barclays Bank PLC

The Fund entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of May 31, 2013.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$5,225,375	$—
Corporate Bonds	—	186,753,669	664,260
Affiliated Money Market Mutual Fund	11,543,383	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(6,585)	—
Credit Default Swap Agreements	—	34,962	—

Total	$11,543,383	$192,007,421	$664,260

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 15

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 22, 2013

*	Print the name and title of each signing officer under his or her signature.